MNC-Q3

Quarterly Report
December 31, 2025
MFS®  North Carolina
Municipal Bond Fund

Portfolio of Investments
12/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.7%
Airport Revenue – 7.4%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4%, 7/01/2052	$5,000,000	$4,698,539
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2037	1,000,000	1,004,347
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2041	2,155,000	2,294,408
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,008,873
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	2,300,000	2,426,200
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	2,525,989
Charlotte, NC, Airport Rev., “A”, 5.25%, 7/01/2055	3,000,000	3,213,708
Dallas Fort Worth, TX, International Airport, Joint Refunding & Improvement Rev., “A-1”, 5.25%, 11/01/2046	5,000,000	5,247,705
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2053	6,000,000	6,123,938
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5.5%, 7/01/2052	1,500,000	1,557,414
Greater Asheville, NC, Regional Airport Authority, System Rev., AGM, 5.25%, 7/01/2048	1,000,000	1,026,847
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	2,580,000	2,590,737
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	1,275,000	1,275,873
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,036,224
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,033,174
		$39,063,976
General Obligations - General Purpose – 4.1%
Asheville, NC, General Obligation Refunding, 4%, 6/01/2039	$295,000	$306,140
Asheville, NC, General Obligation Refunding, 4%, 6/01/2041	500,000	512,441
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,030,000	963,384
Cartersville, GA, General Obligation, 2%, 10/01/2040	2,190,000	1,630,272
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	1,655,000	1,715,838
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	554,850	609,561
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	185,717	185,662
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	344,225	338,265
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	143,274	138,889
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	194,798	180,109
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	680,587	593,778
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	239,000	172,951
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	4,000,000	3,035,911
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	861,672
Mecklenburg County, NC, General Obligation School, 4%, 2/01/2044	4,000,000	3,980,497
Mecklenburg County, NC, Limited Obligation, 4%, 2/01/2045	4,000,000	3,928,963
State of Illinois, General Obligation, 5.5%, 5/01/2039	375,000	401,260
State of Illinois, General Obligation, 5.75%, 5/01/2045	350,000	369,238
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	685,000	661,076
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	310,000	296,269
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	460,000	445,034
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	185,000	176,961
		$21,504,171
General Obligations - Schools – 1.9%
Chambers County, TX, Barbers Hill Independent School District, Unlimited Tax School Building, Texas PSF, 4.25%, 2/15/2054	$2,000,000	$1,939,393
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	1,510,000	1,175,755
Guilford County, NC, General Obligation School, 4%, 3/01/2045	4,000,000	3,970,561
Williamson County, TX, Jarrell Independent School District, Unlimited Tax School Building, Texas PSF, 4.25%, 2/15/2053	3,140,000	3,018,532
		$10,104,241
Healthcare Revenue - Hospitals – 7.9%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$513,489
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Atrium Health), “D”, 3.625%, 1/15/2048 (Put Date 6/15/2027)	2,500,000	2,523,619
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,170,587

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	$3,000,000	$3,002,838
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	2,480,000	2,248,781
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036 (Prerefunded 10/01/2027)	1,500,000	1,563,229
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047 (Prerefunded 10/01/2027)	2,425,000	2,527,219
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	3,000,000	2,749,930
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042	2,250,000	2,433,950
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	5,000,000	4,436,343
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	275,368
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	4,935,000	4,625,184
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,500,937
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	150,000	150,582
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,436,225
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	970,833
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	6,522,245
		$41,651,359
Healthcare Revenue - Long Term Care – 9.1%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$2,775,780
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	1,000,000	998,061
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	2,000,000	1,846,962
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,011,110
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	2,000,000	1,956,220
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrne), 5.375%, 10/01/2045	815,000	824,807
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrne), 5.625%, 10/01/2055	360,000	362,774
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	3,000,000	2,446,709
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	834,011
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	817,409
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carol Woods Project), 5.25%, 12/01/2050	2,000,000	2,049,068
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	1,839,814
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community Project), 5.25%, 11/01/2056 (w)	3,000,000	3,022,266
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Everyage), “B”, 5%, 9/01/2044	1,790,000	1,820,488
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Everyage), “B”, 5%, 9/01/2049	1,100,000	1,102,552
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Everyage), “B”, 5%, 9/01/2054	1,340,000	1,330,982
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2041	830,000	772,306
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2046	715,000	609,053
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2051	1,100,000	897,899
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040	2,000,000	1,877,840
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,225,000	1,181,199
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “A”, 5.5%, 9/01/2044	1,380,000	1,414,580
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “A”, 5.5%, 9/01/2054	1,665,000	1,649,635
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	1,500,000	1,365,531
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,500,194
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	1,883,674
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	804,339
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,202,502

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Twin Lakes Community), “A”, 5.25%, 1/01/2055	$2,000,000	$2,000,351
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), 5%, 10/01/2050	1,000,000	991,759
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), 5.125%, 10/01/2056	1,000,000	996,444
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5.125%, 10/01/2054	2,000,000	1,996,842
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,009,564
		$48,192,725
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency, Refunding Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$1,004,808
Industrial Revenue - Environmental Services – 0.2%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 7/01/2041 (Put Date 7/01/2027)	$835,000	$844,149
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$510,000	$376,657
Industrial Revenue - Paper – 0.2%
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	$1,000,000	$1,038,312
Miscellaneous Revenue - Other – 1.4%
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2041	$1,000,000	$1,093,488
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2042	1,000,000	1,083,444
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2043	875,000	939,499
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,130,000	1,128,197
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,690,000	1,666,812
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055 (w)	1,485,000	1,459,212
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	190,000	191,694
		$7,562,346
Multi-Family Housing Revenue – 4.4%
Gastonia, NC, Housing Authority Multi-Family Tax Exempt Mortgage, (Stonecroft Village), “A”, FNMA, 4.55%, 7/01/2043	$3,481,000	$3,515,921
Inlivian, NC, Multi-Family Tax-Exempt (Poplar Grove Apartments), 4.45%, 6/01/2041	3,950,000	4,034,633
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,272,064	1,294,950
North Carolina, Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	4,926,623	5,108,201
North Carolina, Inlivian Multi-Family Housing Rev. (The Barton South), “A”, FNMA, 5.05%, 2/01/2043	2,000,000	2,132,815
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	240,000	240,701
Raleigh, NC, Housing Authority Multi-Family Rev. (Parkside Apartments), “A”, FNMA, 4.4%, 12/01/2043	4,125,000	4,090,586
Shelby, NC, Multi-Family, Taxable (Laurel Hill Apartments), FNMA, 4.25%, 8/01/2040	2,625,000	2,665,163
		$23,082,970
Port Revenue – 0.6%
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2052	$5,925,000	$3,357,087
Sales & Excise Tax Revenue – 2.2%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$350,000	$337,456
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	8,152
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	105,000	105,039
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	336,000	316,702
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	6,329,000	6,093,278

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	$635,000	$621,273
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	348,000	340,477
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	154,000	143,779
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	31,000	27,534
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,584,000	1,301,365
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,515,000	1,147,222
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	718,000	239,826
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	715,000	572,000
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	485,000	436,500
		$11,690,603
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 1), “A”, 5%, 6/01/2056 (n)	$430,000	$371,294
Single Family Housing - State – 9.5%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$170,000	$170,399
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051	1,270,000	1,254,883
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,285,000	1,170,357
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	2,740,000	2,224,196
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	1,825,000	1,835,118
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 3.75%, 7/01/2052	2,265,000	2,274,963
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, 4.875%, 7/01/2042	1,190,000	1,244,938
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 5%, 7/01/2047	4,930,000	5,065,310
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 6%, 7/01/2053	1,115,000	1,179,901
North Carolina Housing Finance Agency, Home Ownership Rev., “50”, GNMA, 5.5%, 1/01/2054	4,225,000	4,504,167
North Carolina Housing Finance Agency, Home Ownership Rev., “51”, 4.5%, 1/01/2048	2,990,000	2,915,517
North Carolina Housing Finance Agency, Home Ownership Rev., “51”, 5.75%, 1/01/2054	3,355,000	3,570,028
North Carolina Housing Finance Agency, Home Ownership Rev., “52-A”, GNMA, 6.25%, 1/01/2055	4,545,000	4,902,273
North Carolina Housing Finance Agency, Home Ownership Rev., “54-A”, 4.55%, 7/01/2044	2,000,000	2,017,021
North Carolina Housing Finance Agency, Home Ownership Rev., “54-A”, 6.25%, 1/01/2055	1,930,000	2,148,246
North Carolina Housing Finance Agency, Home Ownership Rev., “55-A”, GNMA, 6.25%, 7/01/2055	3,920,000	4,302,142
North Carolina Housing Finance Agency, Home Ownership Rev., “53-A”, GNMA, 4.375%, 7/01/2044	2,965,000	2,993,006
North Carolina Housing Finance Agency, Home Ownership Rev., “53-A”, GNMA, 6.25%, 1/01/2055	3,280,000	3,547,655
North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, (1998 Trust Agreement), “59-A”, GNMA, 4.55%, 7/01/2045	3,000,000	2,991,807
		$50,311,927
State & Local Agencies – 9.7%
Ashe County, NC, Limited Obligation, 5%, 6/01/2042	$450,000	$487,210
Ashe County, NC, Limited Obligation, 4.125%, 6/01/2043	450,000	447,761
Ashe County, NC, Limited Obligation, 4.125%, 6/01/2044	350,000	346,822
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	1,520,000	1,369,706
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,497,106
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2043	1,115,000	1,206,450
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2043	950,000	1,027,917
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2044	2,250,000	2,410,629
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2044	750,000	803,543
Charlotte, NC, Convention Facility Projects, Certificates of Participation, “A”, 4%, 6/01/2049	2,500,000	2,391,598
Charlotte, NC, NASCAR Hall of Fame Public Facilities, Certificates of Participation, “C”, 3%, 6/01/2039	3,000,000	2,797,569
Charlotte, NC, Refunding Certificates of Participation (Transit Projects), “A”, 3%, 6/01/2048	4,425,000	3,322,331
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	1,776,866
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,056,649
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,269,610
Durham County, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,296,437
Durham County, NC, Limited Obligation, 4.5%, 10/01/2042	2,400,000	2,496,638
Durham County, NC, Limited Obligation, 4.5%, 10/01/2043	2,000,000	2,062,283
Durham County, NC, Limited Obligation Capital Financing Corp., “A”, 5%, 6/01/2043	1,315,000	1,423,040

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Durham County, NC, Limited Obligation Capital Financing Corp., “A”, 5%, 6/01/2044	$750,000	$804,327
Harnett County, NC, Limited Obligation, 4.25%, 4/01/2044	1,000,000	991,661
Harnett County, NC, Limited Obligation, 4.25%, 4/01/2045	625,000	615,808
Henderson County, NC, Limited Obligation, 4%, 10/01/2043	700,000	695,108
Henderson County, NC, Limited Obligation, 4.125%, 10/01/2044	745,000	740,050
Henderson County, NC, Limited Obligation, 4.125%, 10/01/2045	625,000	615,970
Iredell County, NC, Limited Obligation, 4%, 4/01/2043	1,500,000	1,494,884
Iredell County, NC, Limited Obligation, 4%, 4/01/2044	400,000	398,028
Iredell County, NC, Limited Obligation, 4%, 4/01/2045	235,000	230,491
Johnston County, NC, Limited Obligation Finance Corp., 5%, 4/01/2042	1,385,000	1,521,182
Johnston County, NC, Limited Obligation Finance Corp., 5%, 4/01/2043	1,385,000	1,505,920
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2036	350,000	337,579
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	250,000	297,814
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2046	2,035,000	789,683
Raleigh, NC, Limited Obligation, 5.25%, 10/01/2042	675,000	761,566
Raleigh, NC, Limited Obligation, 5.25%, 10/01/2043	720,000	804,510
Raleigh, NC, Limited Obligation, 5.25%, 10/01/2044	400,000	442,797
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	220,876
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,049,940
Wake County, NC, Limited Obligation, “A”, 5%, 4/01/2041	1,625,000	1,770,630
Wake County, NC, Limited Obligation, “B”, 5%, 4/01/2041	1,765,000	1,923,176
Winston-Salem, NC, Limited Obligation, “A”, 4.5%, 6/01/2044	2,040,000	2,113,966
Winston-Salem, NC, Limited Obligation, “A”, 4.5%, 6/01/2045	650,000	664,362
		$51,280,493
Student Loan Revenue – 1.5%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$1,605,000	$1,596,925
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	2,570,000	2,677,028
North Carolina State Education Assistance Authority, Student Loan Refunding Rev. (A Political Subdivision of the State of North Carolina), “A”, 5%, 6/01/2032	1,590,000	1,691,778
North Carolina State Education Assistance Authority, Student Loan Refunding Rev. (A Political Subdivision of the State of North Carolina), “A”, 5%, 6/01/2035	2,000,000	2,123,374
		$8,089,105
Tax - Other – 1.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$1,920,000	$1,963,773
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	300,000	300,146
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	670,000	703,148
New York, NY, City Transitional Finance Authority Rev., “F-1”, 4.25%, 2/01/2054	5,120,000	4,855,859
		$7,822,926
Tax Assessment – 0.0%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040 (n)	$200,000	$200,158
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	$1,455,000	$1,256,200
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	650,000	526,151
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,030,000	941,370
		$2,723,721
Toll Roads – 4.0%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$2,003,462
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,062,851
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,124,923
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,172,518
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	2,634,931
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., “A”, AGM, 5%, 1/01/2058	5,000,000	5,106,307
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, “B”, AGM, 0%, 1/01/2052	7,000,000	1,978,221

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$1,505,000	$1,238,500
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	2,020,000	2,079,946
		$21,401,659
Transportation - Special Tax – 0.4%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	$2,605,000	$2,365,547
Universities - Colleges – 10.2%
Appalachian, NC, State University Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	$3,000,000	$3,079,695
Elizabeth City, NC, State University General Rev., AGM, 5%, 4/01/2040	3,155,000	3,255,836
North Carolina Agricultural & Technical State University General Rev., 5%, 10/01/2048	2,000,000	2,083,049
North Carolina Agricultural & Technical State University General Rev., 5%, 10/01/2052	2,000,000	2,069,409
North Carolina Capital Facilities Finance Agency, Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	4,997,180
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,289,063
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,318,454
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	113,729
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	133,258
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	735,825
University of North Carolina at Chapel Hill, General Rev., “A”, 5%, 12/01/2050	5,000,000	5,310,903
University of North Carolina at Chapel Hill, General Rev., “A”, 5%, 12/01/2055	4,665,000	4,919,669
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	5,000,000	4,452,217
University of North Carolina, Asheville, Rev., 4%, 6/01/2039	1,450,000	1,459,972
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2045	4,415,000	4,210,431
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	1,773,723
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,017,465
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,014,760
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,765,000	2,652,140
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	195,000	170,138
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	3,755,210
Winston-Salem, NC, State University General Rev., AGM, 5%, 10/01/2042	2,470,000	2,517,365
		$54,329,491
Universities - Dormitories – 0.9%
Florida State Board of Governors, University Athletics Association Rev., “A”, 4.25%, 10/01/2048	$4,920,000	$4,720,983
Utilities - Municipal Owned – 0.5%
Greenville, NC, Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$309,521
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	720,000	480,600
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	475,000	317,062
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	585,000	390,487
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	525,000	529,799
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	425,000	429,743
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	50,000	50,706
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	305,000	203,588
		$2,711,506
Utilities - Other – 2.4%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$1,090,000	$1,115,477
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,580,000	2,723,972
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	2,535,000	2,693,542
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,600,000	1,729,684
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,320,000	2,444,534
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,445,000	1,549,936
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	710,000	717,224
		$12,974,369

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 15.8%
Brunswick, NC, Enterprise Systems Rev., 4.5%, 2/01/2049	$2,400,000	$2,409,559
Cabarrus County, NC, Water & Sewer Authority, Enterprise Systems Rev., 4%, 6/01/2049	6,000,000	5,733,002
Cape Fear, NC, Utility Authority, Water & Sewer System Refunding Rev., 5%, 4/01/2048	1,600,000	1,688,354
Cape Fear, NC, Utility Authority, Water & Sewer System Refunding Rev., 5%, 4/01/2049	1,685,000	1,769,474
Cape Fear, NC, Utility Authority, Water & Sewer System Refunding Rev., 5%, 4/01/2050	1,500,000	1,571,468
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2040	2,000,000	2,270,173
Charlotte, NC, Water & Sewer System Rev., 5%, 7/01/2049	5,000,000	5,307,129
Clayton, NC, Water & Sewer System Rev., 5%, 8/01/2045	2,500,000	2,617,778
Clayton, NC, Water & Sewer System Rev., 4%, 8/01/2047	2,500,000	2,391,148
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2049	2,500,000	2,391,153
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2053	2,500,000	2,357,031
Fayetteville, NC, Public Works Commission Rev., 4%, 3/01/2051	2,500,000	2,386,555
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2042	1,000,000	1,084,229
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2043	1,465,000	1,574,132
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2044	650,000	693,278
Fuquay-Varina, NC, Combined Utilities Rev., “C”, 4.125%, 6/01/2049	1,250,000	1,211,898
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2047	4,000,000	4,258,426
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2048	3,990,000	4,241,706
Greenville, NC, Greenville Utilities Commission, Combined Enterprise System Rev., 5%, 9/01/2049	5,000,000	5,259,835
Greenville, NC, Utilities Commission Combined Enterprise System Rev., 5%, 12/01/2046	525,000	549,886
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,343,837
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,000,465
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	605,000	608,545
High Point, NC, Combined Enterprise System Rev., 5%, 11/01/2050	1,500,000	1,572,002
Holly Springs, NC, Enterprise System Rev., 4%, 11/01/2049	2,500,000	2,387,564
Holly Springs, NC, Enterprise System Rev., 4%, 11/01/2053	2,500,000	2,356,852
Johnston County, NC, Water & Sewer System Rev., 4%, 4/01/2048	4,000,000	3,845,636
Johnston County, NC, Water & Sewer System Rev., 5%, 4/01/2049	3,000,000	3,136,840
Johnston County, NC, Water & Sewer System Rev., 4%, 4/01/2053	5,000,000	4,715,750
Mebane, NC, Combined Utilities Rev., 4%, 8/01/2049	2,675,000	2,555,475
Sanford, NC, Enterprise Systems Rev., 4%, 6/01/2049	2,750,000	2,627,626
Sanford, NC, Enterprise Systems Rev., “A”, 4.125%, 6/01/2050	1,275,000	1,229,228
Sanford, NC, Enterprise Systems Rev., “B”, 5%, 6/01/2041	150,000	166,739
Sanford, NC, Enterprise Systems Rev., “B”, 5%, 6/01/2042	160,000	175,867
Sanford, NC, Enterprise Systems Rev., “B”, 5%, 6/01/2043	190,000	206,717
Sanford, NC, Enterprise Systems Rev., “B”, 5%, 6/01/2050	500,000	525,842
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	1,360,000	1,405,135
Union County, NC, Enterprise System Rev., 3%, 6/01/2046	2,500,000	1,952,714
		$83,579,048
Total Municipal Bonds		$512,355,631
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$934,428	$321,256
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$715,349	$457,824
Mutual Funds (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 3.82% (v)	12,958,407	$12,960,999

Other Assets, Less Liabilities – 0.7%		3,539,762
Net Assets – 100.0%		$529,635,472

(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,960,999 and
$513,134,711, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,576,200, representing 0.7% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$512,813,455	$—	$512,813,455
U.S. Corporate Bonds	—	321,256	—	321,256
Investment Companies	12,960,999	—	—	12,960,999
Total	$12,960,999	$513,134,711	$—	$526,095,710
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended December 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,317,182	$107,851,525	$103,211,911	$2,764	$1,439	$12,960,999

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$475,061	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2025, are as follows:
North Carolina	78.6%
Puerto Rico	3.1%
Texas	3.0%
New York	2.9%
Illinois	1.6%
California	1.3%
Alabama	1.2%
Florida	1.2%
Virginia	0.7%
Guam	0.6%
Maryland	0.6%
Wisconsin	0.6%
New Jersey	0.4%
Tennessee	0.4%
Georgia	0.3%
New Hampshire	0.3%
Ohio	0.3%
South Carolina	0.3%
U.S. Virgin Islands	0.3%
Washington DC	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.